Details of expense relating to defined benefit plans (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure - Details of expense relating to defined benefit plans [Abstract]
Current service cost	₩ 509,520	₩ 440,300	₩ 369,899
Interest cost	83,248	83,619	87,687
Expected return on plan assets	(42,742)	(41,597)	(42,135)
Past service cost	(2,027)	301,442	0
Loss from settlement	0	(2,017)	(767)
Defined benefit	₩ 547,999	₩ 781,747	₩ 414,684